SIGNIFICANT ACCOUNTING POLICIES - LEASES (Details) - EUR (€) € in Millions	Jan. 01, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Right-of-use assets		€ 61
Lease liabilities		€ 61
Entering into significant commitments or contingent liabilities
Disclosure of maturity analysis of operating lease payments [line items]
Lease commitments for short-term leases for which recognition exemption has been used	€ 72